PREPAYMENTS AND OTHER ASSETS (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
PREPAYMENTS AND OTHER ASSETS
Rental and other deposits	$ 408,128	$ 1,161,423
Prepayments to suppliers and others	722,272	2,168,386
Interest receivable	25,318
Staff advances	41,850	5,156
Prepayments and other assets	$ 1,197,568	$ 3,334,965